COMMON STOCK OPTIONS (Details Narrative 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Weighted average fair value of options granted	$ 0.48	$ 0.53
Weighted average remaining contract life, exercisable options	5 years 11 months 26 days	5 years 11 months 26 days
Weighted average remaining contract life, outstanding options	7 years 2 months 16 days	7 years 2 months 16 days
Aggregate intrinsic value of options	$ 479,400	$ 877,000
Aggregate intrinsic value of options exercisable	371,400	598,000
Unrecognized compensation cost related to non-vested options	$ 797,000	$ 1,100,000
Weighted average period of non vested options	1 year 4 months 17 days	2 years 1 month 17 days